Note 11 - Net Loss Per Share (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Profit (loss) from continuing operations	$ (3,129,368)	$ (3,763,075)	$ (3,511,667)
Weighted average number of ordinary shares outstanding (in shares)	117,264,220	111,726,719	107,584,263